Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Accounting Policies [Abstract]
Statement of compliance

Statement of compliance

These unaudited interim condensed consolidated financial statements for the three and nine months ended June 30, 2024, have been prepared in accordance with IAS 34, “Interim Financial Reporting” as issued by the International Accounting Standards Board (“IASB”). The same accounting policies and methods of computation are followed in the unaudited interim condensed consolidated financial statements as compared with the most recent annual financial statements. They do not include all of the financial statement disclosures required for annual financial statements and should be read in conjunction with the Company’s audited consolidated financial statements for the year ended September 30, 2023, and 2022, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Company’s financial position and performance since the last annual financial statements.

Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”).

Basis of presentation

Basis of presentation

The consolidated financial statements are prepared on a historical cost basis, except for some financial instruments and share-based payment transactions, which are measured at fair value.

Adjustments to comparative figures — correction of errors

Adjustments to comparative figures — correction of errors

For the year ended September 30, 2022 and 2021, the Company identified material misstatements in measurement and recognition of certain items to the consolidated financial statements related to the following subjects.

•        Grant liability:    The Company identified material misstatements in measurement and recognition of a government grant liability from an Israel-United States Binational Industrial Research and Development (“BIRD”) Foundation. The amounts to be received were initially recognized as grant revenues in diminution of research and development costs, and no grant liability was recognized, This resulted in an overstatement of trades and other receivables and of development costs, disclosed as intangible assets, and an understatement of government grant liabilities, of the deficit and of the non-controlling interests included in the consolidated statements of financial position as at September 30, 2022 and 2021. Accordingly, the research and development costs and finance costs, net, recognized to the consolidated statements of loss were misstated for fiscal years ended September 30, 2022 and 2021. The government grant liability was valued using a 30.3% discount rate, as discussed in Note 15.

•        Development costs:    The Company identified material misstatements in measurement and recognition of research and development costs, including late capitalisation of eligible development costs, misstatement of capitalizable borrowing costs and recognition of government assistance, and research and development tax credits receivable related to development costs and an understatement of the amortization cost for patents.

•        Other:    The Company identified misstatements in measurement and recognition of inventory and related cost of sales, goodwill related to the acquisition of Vayavision, a loss on revaluation of convertible loans, and of professional fees and related accrued liability.

Accordingly, the consolidated financial statements for the years ended September 30, 2022 and 2021 were restated to reflect adjustments made as a result of these corrections of errors, as disclosed as follow:

As at September 30, 2022		Adjustments
Consolidated statements of financial position	As previously reported	Government grant liability	Development costs	Others	Total	As restated
Assets
Government assistance and research and development tax credits receivable	2,845,728	(287,058)	—	—	(287,058)	2,558,670
Intangible assets, net	34,798,844	(137,173)	99,518	—	(37,655)	34,761,189
Goodwill	7,416,126	—	—	(98,000)	(98,000)	7,318,126
Liabilities
Accounts payable and accrued liabilities	10,652,362	—	—	336,000	336,000	10,988,362
Government grant liabilities	979,105	430,589	—	—	430,589	1,409,694
Shareholders’ equity (deficiency)
Deficit	(431,492,229)	(514,887)	99,518	(434,000)	(849,369)	(432,341,598)
Non-controlling interests	(5,561,151)	(339,933)	—	—	(339,933)	(5,901,084)
Consolidated statements of loss for the year ended September 30, 2022		Adjustments
	As previously reported	Government grant liability	Development costs	Others	Total	As restated
Cost of sales	5,241,718	—	—	69,000	69,000	5,310,718
General and administrative expenses	15,358,226	—	—	190,067	190,067	15,548,293
Research and development costs	21,673,205	403,656	32,050	(51,000)	384,706	22,057,911
Finance costs, net(1)	(9,945,296)	50,915	(140,000)	—	(89,085)	(10,034,381)
Net loss and comprehensive loss	(72,864,057)	(454,571)	107,950	(208,067)	(554,688)	(73,418,745)
Net loss attributable to the equity holder of the parent	(68,943,994)	(274,737)	107,950	(208,067)	(374,854)	(69,318,848)
Net loss attributable to non-controlling interests	(3,920,063)	(179,834)	—	—	(179,834)	(4,099,897)
Net loss per common share, basic and diluted, attributable to the equity holder of the parent	(511.03)	—	—	—	(2.78)	(513.80)

(1)      The adjustments to finance costs, net, resulted for fiscal year ended September 30, 2022, in an increase of accretion of government grant liability interest expenses of $4,984 and foreign exchange loss of $50,915.

Consolidated statements of loss for the year ended September 30, 2021	As previously reported	Adjustments
		Government grant liability	Development costs	Others	Total	As restated
Cost of sales	5,261,390	—	—	(3,000)	(3,000)	5,258,390
General and administrative expenses	11,700,922	—	95,000	145,933	240,933	11,941,855
Research and development costs	10,206,764	397,607	571,367	51,000	1,019,974	11,226,737
Finance costs, net(2)	11,694,852	2,643	112,066	(114,000)	709	11,695,561
Net loss and comprehensive loss	(47,598,378)	(400,249)	(778,433)	(79,933)	(1,258,615)	(48,856,993)
Net loss attributable to the equity holder of the parent	(45,860,522)	(240,150)	(778,433)	(79,933)	(1,098,516)	(46,959,038)
Net loss attributable to non-controlling interests	(1,737,856)	(160,099)	—	—	(160,099)	(1,897,955)
Net loss per common share, basic and diluted, attributable to the equity holder of the parent	(706.13)	—	—	—	(16.91)	(723.05)

(2)      The adjustments to finance costs, net, resulted for fiscal year ended September 30, 2021, in an increase of accretion of government grant liability interest expenses of $29,942 and foreign exchange loss of $2,643.

Consolidated statements of cash flows for the year ended September 30, 2022	As previously reported	Adjustments	As restated
Operating activities
Loss before income taxes	(72,864,057)	(554,688)	(73,418,745)
Amortization of intangible assets	308,064	(51,000)	257,064
Finance costs, net	(7,236,716)	(140,000)	(7,376,716)
Other costs	145,933	(145,933)	—
Foreign exchange gain	(1,807,450)	50,915	(1,756,535)
Net change in non-cash working capital items	(1,016,971)	625,163	(391,808)
Net cash flows related to operating activities	(37,911,354)	(215,543)	(38,126,897)
Investing Activities
Grants received related to intangible assets and property and equipment	949,609	36,686	986,295
Net cash flows related to investing activities	(12,037,428)	36,686	(12,000,742)
Financing activities
Government grant liability issuance	—	178,857	178,857
Net cash flows related to financing activities	73,768,733	178,857	73,947,590
Consolidated statement of cash flows for the year ended September 30, 2021	As previously reported	Adjustments	As restated
Operating activities
Net loss	(47,598,378)	(1,258,615)	(48,856,993)
Amortization of intangible assets	412,784	51,000	463,784
Finance costs, net	11,549,151	(1,934)	11,547,217
Other costs	—	145,933	145,933
Foreign exchange gain	(101,939)	2,643	(99,296)
Net change in non-cash working capital items	2,755,712	744,116	3,499,828
Net cash flows related to operating activities	(20,472,490)	(316,857)	(20,789,347)
Investing Activities
Grants received related to intangible assets and property and equipment	515,588	125,445	641,033
Net cash flows related to investing activities	(16,631,435)	125,445	(16,505,990)
Financing activities
Government grant liability issuance	—	191,412	191,412
Net cash flows related to financing activities	41,547,256	191,412	41,738,668

Basis of consolidation

Basis of consolidation

These consolidated financial statements include the accounts of the Company and those of its subsidiaries. The Company’s subsidiaries are as follows:

Name of subsidiary	Place of incorporation and operation	Proportion of ownership interest held by the Company September 30,
		2023	2022
LeddarTech USA Inc	U.S.	100%	100%
LeddarTech (Shenzhen) Sensing Technology Co., Ltd	China	100%	100%
Vayavision Sensing, Ltd. (“Vayavision”)	Israel	60%	60%
LeddarTech Germany GmbH	Germany	100%	100%
LeddarTech Holdings Inc.	Canada	100%	N.A.

The Company consolidates investees when, based on the evaluation of the substance of the relationship with the Company, it concludes that it controls the investees. The Company controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee, has power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee), and has the ability to affect those returns through its power over the investee.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Company’s accounting policies. All intercompany balances and transactions are eliminated upon consolidation.

When a subsidiary is not wholly owned, the Company recognizes the non-controlling interests’ (“NCI”) share of the net assets and results of operations in the subsidiary. A change in ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

Foreign currency translation

Foreign currency translation

a) Functional and presentation currency

These consolidated financial statements are presented in Canadian dollars, which is also the Company’s functional currency. The Company determines the functional currency of each foreign operation and items included in the financial statements of each foreign operation are measured using that functional currency. The Canadian dollar is the functional currency of all foreign operations.

b) Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the transaction date. Foreign exchange gains and losses resulting from the settlement of foreign currency transactions and from the translation at the year-end exchange rates of monetary assets and liabilities denominated in currencies other than the functional currency are reflected in the consolidated statement of loss.

Financial instruments

Financial instruments

a) Recognition and derecognition

Financial instruments are recognized in the consolidated statement of financial position when the Company becomes a party to the contractual obligations of the instrument. On initial recognition, financial instruments are recognized at their fair value, and in the case of financial liabilities not at fair value through profit or loss (“FVTPL”), net of transaction costs that are directly attributable to the issue of such financial liabilities.

Financial assets are subsequently derecognized when payment is received in cash or other financial assets or if the debtor is discharged of its liability. A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When the terms of the liability are substantially modified, such modification is treated as a debt extinguishment and results in the derecognition of the original liability and the recognition of a new liability at fair value. The difference in the respective carrying amounts is recognized in the consolidated statement of loss. If an exchange of debt instruments or modification of terms is accounted for as an extinguishment, any costs or fees incurred are recognised as part of the gain or loss on the extinguishment. If the exchange or modification is not accounted for as an extinguishment, any costs or fees incurred adjust the carrying amount of the liability and are amortised over the remaining term of the modified liability.

b) Classification

Subsequent to initial recognition, financial instruments are measured according to the category to which they are classified. Financial instruments are classified and measured at amortized cost, or classified at FVTPL or designated at FVTPL, in which case they are subsequently measured at fair value.

The classification of financial assets and liabilities is driven by the Company’s business model for managing the assets or liabilities and their contractual cash flow characteristics. Financial assets that are held to collect contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Financial liabilities are measured at amortized cost, unless the Company has opted to measure them at FVTPL.

The Company classifies cash and trade receivable and other receivables (excluding commodity taxes receivable) as financial assets measured at amortized cost and accounts payable and accrued liabilities (excluding deferred revenue), term loan, credit facility, convertible notes, other loan and the government grant liabilities as financial liabilities measured at amortized cost.

The call options (note 18a) held by the Company are classified as a derivative financial asset measured at FVTPL. The put option (note 18a) is classified as a non-derivative equity instrument, initially recorded at fair value, and subsequently at cost.

c) Impairment of financial instruments

The expected credit losses associated with debt instruments carried at amortized cost is assessed on a forward-looking basis. For trade accounts receivable, the Company applies a simplified approach in calculating expected credit losses and does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime expected credit losses at each reporting date.

Inventories

Inventories

Raw materials and finished goods are recorded at the lower of cost and net realizable value. Cost is determined using the first-in, first-out method. The cost of finished goods includes the cost of direct materials and labour and a proportion of manufacturing overhead costs based on normal operating capacity. The net realizable value is defined as the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

Inventories are written down to net realizable value when the cost of inventories is estimated to be unrecoverable due to obsolescence, damage or declining selling prices. If a decline in the price of raw materials indicates that the cost of the finished goods exceeds net realizable value, the raw materials are written down to the replacement cost of the materials, which is the best available measure of the net realizable value. When circumstances that previously caused inventories to be written down below cost no longer exist or when there is a clear evidence of an increase in selling prices, the amount of the previously recorded write-down is reversed, without exceeding original cost.

Property and equipment

Property and equipment

Property and equipment are initially recorded at cost and subsequently measured at cost, less accumulated depreciation and impairment. Depreciation is calculated using the straight-line method over the assets’ estimated useful lives as follows:

Computer equipment	3 years
Office furniture and equipment	5 years
R&D equipment and tools	5 years
Stands and moulds	4 and 10 years
Leasehold improvements	Term of lease
Vehicles	5 years

Estimated useful life and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimates being accounted for on a prospective basis. The depreciation of property and equipment is recognized in the consolidated statement of loss in the expense category that is consistent with the function of the property and equipment or capitalized as development costs.

Leases

Leases

The Company assesses at contract inception whether a contract is, or contains, a lease; that is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Company recognizes right-of-use assets at the commencement date of the lease. Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized and any initial direct costs. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term, including renewal options the Company is reasonably certain to exercise, and the estimated useful lives of the assets as follows:

Office premises	3 to 15 years
Other equipment	3 to 5 years

The depreciation of right-of-use assets is recognized in the consolidated statement of loss in the expense category that is consistent with the function of the right-of-use asset or capitalized as development costs.

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term, which includes the net present value of fixed payments and the value of any options to extend a lease where the Company is reasonably certain to do so. In calculating the present value of lease payments, the Company uses the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made.

Lease payments on short-term leases with lease terms of less than 12 months or low-value leases are accounted for as expenses on a straight-line basis in the consolidated statement of loss. Variable lease payments that do not depend on an index or a rate are recognized as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurs.

Business combinations and goodwill

Business combinations and goodwill

Business combinations are accounted for using the acquisition method. Acquisition-related costs are expensed as incurred.

The Company determines that it has acquired a business when the acquired set of activities and assets include at least an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organized workforce with the necessary skills, knowledge, or experience to perform that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.

When the Company acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests (“NCI”) over the fair value of net identifiable assets acquired and liabilities assumed). Subsequently, goodwill is measured at cost less any accumulated impairment losses.

Intangible assets

Intangible assets

Intangible assets consist of patents, licenses, software, others and development costs with finite useful lives. Intangible assets are initially recorded at cost and subsequently measured at cost, less accumulated amortization and impairment. In regard to patents, costs are capitalized during the application period and are being amortized from the grant date over the residual life of the patent, which does not exceed 20 years from the application date.

Amortization is calculated using the straight-line method over the assets’ estimated useful lives as follows:

Patents	Life of the patent
Licenses	10 and 18 years
Software	3 years
Others	10 years
Development costs	Period of expected future sales from the related project(1)

(1)      Amortization of the asset begins when development is completed, and the asset is available for use.

Estimated useful life and the amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimates being accounted for on a prospective basis. The amortization expense on intangible assets with finite useful lives is recognized in the consolidated statement of loss in the expense category that is consistent with the function of the intangible assets or capitalized as development costs.

Borrowing costs directly attributable to the acquisition, construction or production of an asset that take a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of the asset. Developments costs related to the Company’s projects to develop and enhance the technology and capabilities of autonomous driving applications and advanced driver assistance systems (“ADAS”) are considered to be qualified assets eligible for borrowing costs capitalization. Borrowing costs consist of interest expense calculated using the effective interest method (this includes the effective interest on term loans and other debts including an implicit interest on convertible loans and credit facilities at FVTPL), interest on lease liabilities and other issuance costs that are incurred in connection with the borrowing of funds. Borrowing costs do not include gain or loss on revaluation of instruments carried at fair value. When the Company borrows funds specifically to obtain a particular qualifying asset, the borrowing costs that are directly related to that qualifying asset during the period are capitalized. When the Company borrows funds generally and uses them for the purpose of obtaining a qualifying asset, the Company determines the amount of borrowing costs eligible for capitalization by applying a capitalization rate to the expenditures on that asset. Expenditure on qualifying assets includes only the expenditure resulting in the payment of cash, the transfer of other assets or the assumption of interest-bearing liabilities. The capitalization rate is the weighted average of the borrowing costs applicable to all borrowings of the entity that are outstanding during the period. However, the Company excludes from this calculation borrowing costs applicable to borrowings made specifically for the purpose of obtaining a qualifying asset until substantially all the activities necessary to prepare that asset for its intended use or sale are complete. The amount of borrowing costs capitalized during a year shall not exceed the amount of borrowing costs incurred during that year.

Research and development costs

Research and development costs

Research costs are expensed as incurred. Development costs on an individual project are recognized as an intangible asset when the Company can demonstrate:

•        The technical feasibility of completing the intangible asset so that the asset will be available for use or sale;

•        Its intention to complete the asset and its ability and intention to use or sell the asset;

•        How the asset will generate future economic benefits;

•        The availability of resources to complete the project; and

•        The ability to measure the expenditure reliably during development.

Impairment of non-financial assets

Impairment of non-financial assets

For the purposes of assessing impairment, assets are grouped in cash-generating units (“CGUs”), which represent the lowest levels for which there are separately identifiable cash inflows generated by those assets. Property and equipment, intangible assets, goodwill and right-of-use assets are tested for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. In addition, development costs that are not yet available for use and goodwill are tested for impairment annually, regardless of the presence of indicators of impairment. In the case of indicators of impairment, or when a required annual test is performed, the asset’s recoverable amount is calculated to establish the amount of impairment loss, if any. If it is not possible to determine the recoverable amount for an individual asset, the recoverable amount of the asset’s CGU is then determined. The recoverable amount is the higher of an asset’s or CGU’s fair value less cost of disposal and value in use. Fair value less costs of disposal represents the amount an entity could obtain at the valuation date from the asset’s disposal in an arm’s length transaction between knowledgeable, willing parties, after deducting the costs of disposal. Value in use is the present value of estimated future cash flows discounted at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the asset for which estimated future cash flows were not adjusted. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired.

An impairment loss is recognized in the amount by which the carrying amount of an asset or CGU exceeds its recoverable amount. When the recoverable amount of a CGU to which goodwill has been allocated is lower than the CGU’s carrying amount, the related goodwill is first impaired. Any excess amount of impairment is recognized and attributed to assets in the CGU, prorated to the carrying amount of each asset in the CGU. In allocating an impairment loss, the Company shall not reduce the carrying amount of an asset below the highest of its fair value less costs of disposal (if measurable), its value in use (if determinable) and zero.

The Company evaluates impairment losses for potential reversals when events or circumstances require such considerations, except for goodwill.

Government grants and Research and development (“R&D”) tax credits

Government grants and Research and development (“R&D”) tax credits

Government grants and Research and development (“R&D”) tax credits are recognized when there is reasonable assurance that the grant will be received and all attached conditions will be complied and will continue to comply with all the conditions related to such assistance. The Company recognizes the grants as other income or as a reduction of capital expenditures in the period that the related expenses or expenditures are incurred.

Provisions

Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) 1) as a result of a past event; 2) when it is more probable than not that an outflow of resources embodying economic benefits will be required to settle the obligation; and, 3) when a reliable estimate can be made of the amount of the obligation. The expense relating to any provision is accounted for in the consolidated statements of loss.

If the known expected settlement date exceeds twelve months from the date of recognition, provisions are discounted using a current pre-tax interest rate that reflects the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a financial expense. Provisions are reviewed periodically and adjusted as appropriate.

The provisions are related to onerous contracts. These represent firm customer purchase orders in which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it. The unavoidable costs are the cost of fulfilling the contracts.

Government grant liabilities

Government grant liabilities

Government grants that include a reimbursement clause based on the Company sales of a specific program are accounted for as a financial liability. At initial recognition, the government grant is estimated at the present value of all future cash disbursements. After the initial recognition, the government grant is measured at amortized cost using the effective interest method. Assumptions underlying expected sales are reviewed annually and are used to derive expected repayment schedules. When the expected repayment schedule changes, the Company recalculates the carrying value of the government grant liability using the original effective interest rate, with the corresponding gain or loss accounted for in financial expenses.

Capital stock

Capital stock

The Company classifies a financial instrument, or its component part, as a financial liability, a financial asset or an equity instrument in accordance with the substance of the contractual arrangement and the definitions of a financial liability, a financial asset and an equity instrument. In order to determine whether a financial instrument is an equity instrument rather than a financial liability, the instrument is an equity instrument if, and only if: a) the instrument includes no contractual obligation to deliver cash or another financial asset to another entity or to exchange financial assets or financial liabilities with another entity under conditions that are potentially unfavourable to the Company and b) if the instrument will or may be settled in the Company’s own equity instruments, it is i) a non-derivative that includes no contractual obligation for the Company to deliver a variable number of its own equity instruments, or ii) a derivative that will be settled only by the Company exchanging a fixed amount of cash or another financial asset for a fixed number of its own equity instruments.

The Company determined that its preferred shares containing conversion features as a whole are a non-derivative instrument.

Share-based compensation

Share-based compensation

For equity-settled share-based payment transactions with parties other than employees, the Company measures the goods or services received, and the corresponding increase in equity, directly, at the fair value of the goods or services received, unless that fair value cannot be estimated reliably. For transaction with parties other than employees, there is a rebuttable presumption that the fair value of the goods or services received can be estimated reliably. If the Company cannot estimate reliably the fair value of the goods or services received, the Company measures their value, and the corresponding increase in equity, indirectly, by reference to the fair value of the equity instruments granted. Any transactions costs incurred are expensed in the consolidated statements of loss.

The Company also offers equity-settled and cash-settled share-based compensation plans to its employees and directors, under which the Company receives services as consideration for equity instruments of the Company. The Company accounts for all forms of stock-based compensation using the fair value-based method.

a) Equity-settled compensation

The fair value of stock options is determined at the date of the grant using the Black-Scholes option pricing model. Where granted stock options vest in instalments over the vesting period (defined as graded vesting), the Company treats each instalment as a separate stock option grant.

The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest. The expense in the consolidated statement of loss for a period represents the movement in cumulative expense recognized at the beginning and end of that period and is credited to “Reserve — stock options.” No expense is recognized for awards that do not ultimately vest because non-market performance and/or service conditions have not been met. Any consideration received by the Company in connection with the exercise of stock options is credited to “Capital stock.” Upon issuance of the shares, amounts recognized in “Reserve — stock options” are transferred to “Capital stock.”

b) Cash-settled compensation

A liability is recognized for the fair value of cash-settled transactions. The fair value is measured initially and at each reporting date up to and including the settlement date, with changes in fair value recognized in the consolidated statement of loss to the extent the employees have rendered service to date.

Defined contribution pension plans

Defined contribution pension plans

The Company offers a defined contribution pension plan to its Canadian employees. The Company pays an annual contribution amounting to 3% of employee eligible salary on a civil year basis and has no legal or constructive obligation to pay further amounts. As a result, no related liability appears on the consolidated statement of financial position, except for the expense recognized for contributions due but not yet paid at the end of the reporting period. Contributions paid and payable to the defined contribution plan are expensed as incurred. The Company’s contribution related to the defined contribution plan for the year ended September 30, 2023, amounted to $283,545 ($400,658 in 2022), a portion of which was capitalized as intangible assets.

Additionally, the Company offers a defined contribution pension plan to employees of its Israeli subsidiary, which complies with the local laws in that country. The Company pays an annual contribution amounting to 8.33% of the employee eligible salary towards the severance pay component. The Company pays an annual contribution amounting to 6.5% of the employee eligible salary towards the pension component. The Company’s contribution related to the Israeli subsidiary defined contribution plan for the year ended September 30, 2023, amounted to $1,057,881 ($1,101,890 in 2022), a portion of which was capitalized as intangible assets.

Revenue recognition

Revenue recognition

Revenue from contracts with customers is recognized for each performance obligation, either over a period of time or at a point of time, depending on which method reflects the transfer of controls of the services underlying the particular performance obligation to the customer.

Revenue from sales of products in the consolidated statement of loss is recognized at the point in time when the Company has transferred control of the products to the buyer, which is generally on delivery of the product. The Company generally has a right to payment at the time of delivery, which is the same time that the Company has satisfied its performance obligation under the arrangement, as such a receivable is recognized as the consideration is unconditional and only the passage of time is required before the payment is due.

Consideration received from customers for which the Company has an obligation to transfer products or services is recorded as a deferred revenue.

Income taxes

Income taxes

a) Current income taxes

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Company operates and generates taxable income. Current income tax relating to items recognized directly in equity is recognized in equity and not in the consolidated statement of loss and comprehensive loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

b) Deferred income taxes

The Company accounts for deferred income taxes using the liability method. Under this method, deferred income tax assets and liabilities are determined based on deductible or taxable temporary differences between the carrying amounts and tax bases of the assets and liabilities, using enacted or substantively enacted income tax rates expected to be in effect for the year in which differences are expected to reverse.

Deferred income tax assets are recorded only to the extent that it is probable that they will be recovered.

Fair value measurement

Fair value measurement

The fair value of a financial instrument is equal to the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as at the measurement date. Fair value is based on the presumption that the transaction takes place in the principal market for the asset or liability. The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

Fair value requires the use of valuation techniques and assumptions. Fair value amounts disclosed in these consolidated financial statements represent the Company’s estimate of the price at which a financial instrument could be sold or transferred between market participants. They are point-in-time estimates that may change in subsequent reporting periods due to market conditions.

All assets and liabilities for which fair value is measured in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1	—	Valuation based on quoted prices in active markets (unadjusted) for identical assets or liabilities.
Level 2	—

Valuation techniques based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3	—	Valuation techniques for which a significant input for the asset or liability is not based on observable market data (unobservable inputs).